Use of Estimates - Additional Information (Detail) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Project	Dec. 31, 2014 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			$ 91	$ 70
Effect of additional estimated project costs On Income			10
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results	$ 34
AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			38	27	$ 37
MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			38	$ 20	4
Number of projects | Project				2
ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			15	$ 23	10
PB Litoral project [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results			7	12
KJO Hout Project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				9
Loss position in estimated cost of project			8
Ichthys Project [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Partial offset on estimated costs on project			$ 31
Benefit from project execution cost saving				5
Agile Charter [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Favorable changes due to productivity improvements and cost reduction initiatives				11
Other Multiple Projects [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				4
Other Multiple Projects [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				7
Other Multiple Projects [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				14
Abu Ali cable lay project | MEA [Member] | Project One [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				24
ADMA Four GI Project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Partial offset on estimated costs on project				20
Gorgon MRU Project [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results				$ 4
PB Litoral an EPCI Project [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					69
Jack & St. Malo [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					6
Morgan City Fabrication Project [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					(8)
Papa Terra Project [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					40
Marine Installation Project [Member] | AEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					(5)
Safaniya phase two Saudi Aramco EPCI project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results		$ 20			23
Partial offset on estimated costs on project					43
Safaniya phase one Saudi Aramco project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					19
KJO Ratawi project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					12
Caspian Pipelay project [Member] | MEA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					54
Siakap [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					52
Siakap project [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					34
Brunei Project [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					12
Sepat FEED and Esso KIT Project [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					6
Ichthys Project in Australia [Member] | ASA [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Effect of changes in estimated project cost on operating results					$ 11